PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

SMALL CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 96.5%

Advertising — 0.6%
Yext, Inc.*	38,980	$619,392

Aerospace & Defense — 1.8%
HEICO Corp., Class A	19,732	1,920,121

Apparel — 0.6%
Carter’s, Inc.	7,178	654,705

Auto Parts & Equipment — 0.7%
Visteon Corp.*	8,980	741,209

Banks — 0.5%
Kearny Financial Corp.	45,941	599,071

Biotechnology — 2.5%
AnaptysBio, Inc.*	5,542	193,915
Insmed, Inc.*	30,445	537,050
Ligand Pharmaceuticals, Inc.*	8,451	841,213
NeoGenomics, Inc.*	49,704	950,340
WaVe Life Sciences Ltd.*	10,644	218,521

		2,741,039

Building Materials — 0.9%
Summit Materials, Inc., Class A*	45,820	1,017,204

Chemicals — 4.3%
CSW Industrials, Inc.	19,546	1,349,261
H.B. Fuller Co.	16,309	759,347
Rogers Corp.*	7,176	981,031
Sensient Technologies Corp.	24,302	1,668,332

		4,757,971

Commercial Services — 11.7%
Avalara, Inc.*	10,864	731,039
Clarivate Analytics PLC*	87,871	1,482,384
Euronet Worldwide, Inc.*	16,140	2,361,282
Healthcare Services Group, Inc.	25,326	615,168
HealthEquity, Inc.*	7,601	434,359
K12, Inc.*	26,699	704,854
LendingTree, Inc.*	2,312	717,714
MarketAxess Holdings, Inc.	2,219	726,722
MAXIMUS, Inc.	8,173	631,446
ServiceMaster Global Holdings, Inc.*	42,722	2,388,160
TriNet Group, Inc.*	11,120	691,553
WEX, Inc.*	6,789	1,371,853

		12,856,534

Computers — 3.8%
Kornit Digital Ltd.*	27,251	838,786
LivePerson, Inc.*	26,361	941,088
NCR Corp.*	34,433	1,086,705
WNS Holdings Ltd. ADR*	21,544	1,265,710

		4,132,289

Diversified Financial Services — 2.5%
LPL Financial Holdings, Inc.	27,394	2,243,569
SLM Corp.	58,557	516,765

		2,760,334

	Number of Shares	Value†

Electrical Components & Equipment — 2.4%
Belden, Inc.	22,955	$1,224,420
EnerSys	10,941	721,450
Novanta, Inc.*	8,841	722,486

		2,668,356

Electronics — 2.7%
Brady Corp., Class A	20,624	1,094,103
Itron, Inc.*	5,712	422,460
National Instruments Corp.	10,044	421,748
OSI Systems, Inc.*	10,129	1,028,701

		2,967,012

Engineering & Construction — 0.9%
frontdoor, Inc.*	20,888	1,014,530

Entertainment — 2.4%
AMC Entertainment Holdings, Inc., Class A	48,973	524,011
Cedar Fair LP	26,703	1,558,387
Manchester United PLC, Class A	31,028	509,790

		2,592,188

Food — 0.5%
Hostess Brands, Inc.*	41,027	573,763

Forest Products & Paper — 0.6%
Neenah, Inc.	9,351	608,937

Hand & Machine Tools — 0.5%
Kennametal, Inc.	18,775	577,143

Healthcare Products — 9.6%
AngioDynamics, Inc.*	33,025	608,321
Bio-Techne Corp.	6,063	1,186,347
Bruker Corp.	31,153	1,368,551
Cantel Medical Corp.	9,368	700,726
Glaukos Corp.*	11,872	742,119
Globus Medical, Inc., Class A*	22,289	1,139,414
ICU Medical, Inc.*	4,435	707,826
Integra LifeSciences Holdings Corp.*	26,505	1,592,155
Natus Medical, Inc.*	21,929	698,219
STERIS PLC	12,660	1,829,244

		10,572,922

Healthcare Services — 2.4%
Catalent, Inc.*	54,605	2,602,474

Home Builders — 0.5%
Thor Industries, Inc.	9,251	523,977

Household Products & Wares — 0.5%
Ontex Group N.V.	29,513	531,091

Insurance — 0.9%
RLI Corp.	11,189	1,039,570

Internet — 2.4%
ChannelAdvisor Corp.*	48,722	454,576
MakeMyTrip Ltd.*	18,500	419,765
The Trade Desk, Inc., Class A*	4,682	878,109

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

SMALL CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Internet — (continued)
Zendesk, Inc.*	12,728	$927,617

		2,680,067

Machinery - Diversified — 1.8%
Gates Industrial Corp. PLC*	42,516	428,136
Nordson Corp.	6,249	913,979
Wabtec Corp.	8,125	583,862

		1,925,977

Metal Fabricate/Hardware — 1.2%
Rexnord Corp.*	49,038	1,326,478

Miscellaneous Manufacturing — 4.7%
Carlisle Cos., Inc.	12,410	1,806,151
Hillenbrand, Inc.	11,919	368,059
ITT, Inc.	23,265	1,423,585
Proto Labs, Inc.*	4,089	417,487
Standex International Corp.	15,119	1,102,780

		5,118,062

Oil & Gas — 0.5%
Magnolia Oil & Gas Corp., Class A*	50,867	564,624

Pharmaceuticals — 5.8%
Amicus Therapeutics, Inc.*	34,683	278,158
Eagle Pharmaceuticals, Inc.*	12,438	703,618
Enanta Pharmaceuticals, Inc.*	5,768	346,541
FibroGen, Inc.*	11,331	419,020
Global Blood Therapeutics, Inc.*	8,860	429,887
GW Pharmaceuticals PLC ADR*	3,659	420,895
Heron Therapeutics, Inc.*	23,514	435,009
Heska Corp.*	4,992	353,783
Ironwood Pharmaceuticals, Inc.*	30,631	262,967
Knight Therapeutics, Inc.*	64,282	360,505
Neurocrine Biosciences, Inc.*	9,378	845,052
Prestige Consumer Healthcare, Inc.*	23,061	799,986
Rhythm Pharmaceuticals, Inc.*	16,048	346,476
Sarepta Therapeutics, Inc.*	4,502	339,091

		6,340,988

Publishing / Newspapers — 0.9%
Cimpress N.V.*	7,677	1,012,136

Real Estate — 0.6%
Jones Lang LaSalle, Inc.	4,456	619,651

Retail — 3.1%
Casey’s General Stores, Inc.	4,670	752,617
Dunkin’ Brands Group, Inc.	11,445	908,275
Texas Roadhouse, Inc.	10,417	547,101
The Lovesac Co.*	28,275	527,894
Williams-Sonoma, Inc.	10,332	702,370

		3,438,257

Savings & Loans — 0.5%
Pacific Premier Bancorp, Inc.	18,536	578,138

Semiconductors — 3.0%
Cree, Inc.*	4,639	227,311

	Number of Shares	Value†

Semiconductors — (continued)
CTS Corp.	9,544	$308,844
Entegris, Inc.	23,537	1,107,651
ON Semiconductor Corp.*	88,710	1,704,119

		3,347,925

Software — 13.6%
ACI Worldwide, Inc.*	15,541	486,822
Blackbaud, Inc.	22,059	1,992,810
Broadridge Financial Solutions, Inc.	15,279	1,901,166
Cadence Design Systems, Inc.*	17,020	1,124,682
Cision Ltd.*	88,161	677,958
Envestnet, Inc.*	20,542	1,164,731
Guidewire Software, Inc.*	8,696	916,384
Instructure, Inc.*	18,085	700,613
Jack Henry & Associates, Inc.	5,439	793,931
RealPage, Inc.*	20,760	1,304,973
SailPoint Technologies Holding, Inc.*	34,259	640,301
SS&C Technologies Holdings, Inc.	33,410	1,722,954
The Descartes Systems Group, Inc.*	37,989	1,533,496

		14,960,821

Telecommunications — 2.9%
Nice Ltd. ADR*	19,625	2,822,075
Vonage Holdings Corp.*	34,578	390,731

		3,212,806

Transportation — 1.7%
Old Dominion Freight Line, Inc.	3,985	677,330
Saia, Inc.*	12,327	1,155,040

		1,832,370

TOTAL COMMON STOCKS (Cost $76,165,183)		106,030,132

REAL ESTATE INVESTMENT TRUSTS — 0.9%

Diversified — 0.9%
Lamar Advertising Co., Class A (Cost $685,309)	12,399	1,015,850

SHORT-TERM INVESTMENTS — 1.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 1.860%) (Cost $2,040,972)	2,040,972	2,040,972

TOTAL INVESTMENTS — 99.3% (Cost $78,891,464)		109,086,954

Other Assets & Liabilities — 0.7%		781,094

TOTAL NET ASSETS — 100.0%		$109,868,048

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

ADR — American Depositary Receipt.

LP — Limited Partnership.

N.V. — Naamloze Vennootschap.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

SMALL CAP GROWTH FUND

Country Weightings as of 09/30/2019 ††
United States	89%
Israel	3
Canada	2
India	2
Jersey	1
Netherlands	1
United Kingdom	1
Other	1
Total	100%

††% of total investments as of September 30, 2019.

Summary of inputs used to value the Fund’s investments as of 9/30/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 9/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Observable Input
COMMON STOCKS	$106,030,132.00	$106,030,132.00	$—	$—
REAL ESTATE INVESTMENT TRUSTS	1,015,850.00	1,015,850.00	—	—
SHORT-TERM INVESTMENTS	2,040,972.00	2,040,972.00	—	—
TOTAL INVESTMENTS	$109,086,954	$109,086,954	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out of the fair value hierarchy as of the beginning of the period.

An amount of $626,677 was transferred from Level 2 into Level 1 during the reporting period as a result of using quoted prices in active market for such foreign securities.

The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

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